Cryptocurrencies	12 Months Ended
Dec. 31, 2025
Cryptocurrencies [Abstract]
Cryptocurrencies
7.	Cryptocurrencies

The following table presents the Company’s significant cryptocurrencies holdings as of December 31, 2025:

	Quantity	Cost Basis	Fair Value
BNB	126,662	636,265,511	768,554,830
Others	0.00	716	590
Total cryptocurrencies held as of December 31, 2025		636,266,227	768,555,420

The following table presents a roll-forward of the Company’s cryptocurrencies holdings during the year ended December 31, 2025:

In RMB
Cryptocurrencies at December 31, 2024	242,889,085
Cryptocurrencies purchased using fiat currency	351,431,373
Cryptocurrencies disposed for fiat currency	(55,437,668)
Cryptocurrencies received from issuance of ordinary shares	42,430,764
Cryptocurrencies paid for purchase of investment	(35,714,536)
Cryptocurrencies borrowed	704,007,431
Cryptocurrencies repaid	(662,029,251)
Cryptocurrencies received from airdrop	24,904,307
Cryptocurrencies received from investment products	8,954,982
Cryptocurrencies paid as collateral	(8,575,337)
Cryptocurrencies paid for expenses	(8,644,823)
Others	83,079
Changes in fair value of cryptocurrencies	178,565,656
Foreign currency translation adjustment	(14,309,642)
Cryptocurrencies at December 31, 2025	768,555,420

Realized gain on disposal of cryptocurrencies was nil, nil, and RMB44,101,822 for the years ended December 31, 2023, 2024 and 2025.